Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	Estimated Life	September 30, 2015	December 31, 2014
Computers and equipment	5 years	$6,636	$5,487
Furniture and fixtures	7 years	13,221	4,270
Total property and equipment		19,857	9,757
Accumulated depreciation		(5,607)	(4,585)
Total property and equipment, net of accumulated depreciation		$14,250	$5,172

Property and equipment consists of the following:

		As of December 31,
	Estimated Life	2014	2013
Computers and equipment	5 years	$5,487	$4,320
Furniture and fixtures	7 years	4,270	4,270
Leasehold improvements	7 years	—	3,500
Total property and equipment		9,757	12,090
Accumulated depreciation		(4,585)	(4,605)
Total property and equipment, net of accumulated depreciation		$5,172	$7,485